INCOME TAX (Details) - USD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current income tax [Abstract]
Current income tax benefit in respect of the current year		$ 0	$ 0	$ 0
Deferred income tax [Abstract]
Origination and reversal of temporary differences		0	0	0
Income tax expense reported in profit or loss		0	0	0
Reconciliation between tax expense and accounting loss before income tax [Abstract]
Accounting loss before income tax		(9,957,817)	(2,639,428)	(279,633)
At the Australian income tax rate of 27.5% (2017: 27.5%) (2016: 30%)		(2,738,400)	(725,843)	(83,890)
Expenditure not allowable for income tax purposes		612,788	301,266	75,445
Income not assessable for income tax purposes		(14,448)	0	0
Effect of decrease in Australian income tax rate		0	216,833	0
Effect of higher tax rates in the United States		(551,859)	(81,129)	0
Exchange differences on translation of foreign operations		105,045	7,236	0
Adjustments in respect of deferred income tax of previous years		(56,213)	(87,522)	(90,805)
Effect of deferred tax assets not brought to account		2,643,087	369,159	99,250
Income tax expense reported in profit or loss		$ 0	$ 0	$ 0
Corporate tax rate		27.50%	27.50%	30.00%
Deferred Tax Liabilities [Abstract]
Deferred tax assets used to offset deferred tax liabilities		$ (3,292)	$ (2,835)	$ (12,300)
Deferred tax liability (asset)		0	0	0
Deferred Tax Assets [Abstract]
Deferred tax assets		5,504,853	2,879,828	2,433,482
Deferred tax assets used to offset deferred tax liabilities		(3,292)	(2,835)	(12,300)
Deferred tax assets not brought to account	[1],[2]	(5,526,721)	(2,883,633)	(2,426,993)
Deferred tax liability (asset)		0	0	0
Accrued Interest [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		3,292	2,835	934
Exploration and Evaluation Assets [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		0	0	11,366
Accrued Expenditures [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		$ 25,160	$ 6,640	$ 5,811

[1]	The Group is currently considering the impact of the U.S. Tax Cuts and Jobs Act which became law on December 22, 2017 and is effective for taxable years beginning after December 31, 2017. No historic tax losses are recognized as at June 30, 2017, 2016, or 2015 given it was not probable at these dates that such losses will be utilized, as is required under IAS 12 Income Taxes. The Tax Cuts and Jobs Act has no impact on the statement of financial position as of these dates, but may impact the recognition of deferred tax assets related to historic tax losses if recognized in future periods.
[2]	The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit.